Filed Pursuant to Rule 497(e)

1933 Act File No.: 333-11283

1940 Act File No.: 811-07797

EXPLANATORY NOTE

On behalf of SunAmerica Series, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are eXtensible Business Reporting Language (“XBRL”) exhibits containing interactive data format risk/return summary information that mirrors the fees and expenses table risk/return summary information contained in the definitive copy of each Prospectus dated March 1, 2014 and filed on March 6, 2014 pursuant to Rule 497(c).  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary information provided in the 497(c) filing (SEC Accession No. 0001193125-14-086577).